Stockholders’ Equity (Details) - USD ($)								6 Months Ended	12 Months Ended
	May 10, 2023	Mar. 31, 2023	Jan. 10, 2023	Dec. 12, 2022	Jul. 01, 2021	Jun. 28, 2021	Jun. 22, 2021	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)									50,000,000	50,000,000
Common stock, per share (in Dollars per share)									$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)									10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)									$ 0.0001	$ 0.0001
Preferred shares issued (in Shares)
Additional shares issued (in Shares)	570,166	715,665	214,667					723,008	2,017,498
Gross proceeds		$ 2,147,000	$ 644,000	$ 1,551,000					$ 6,052,500
Placement agent fees and expenses	$ 140,160	$ 117,830	$ 28,640				$ 949,736		$ 411,015
Offering cost				$ 124,385
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 1,710,500
Issued and vested shares, description									the Company issued 1,623,920 shares of common stock to Jonathan Klamkin, Director and Chief Executive Officer, and 1,623,920 shares of common stock to Lee McCarthy, Director, interim Chief Financial Officer and Chief Operations Officer, for an aggregate sum of $10,000 each. Initially 20% or 324,784 shares vested on October 27, 2020, and the remaining 1,299,136 shares vest in equal amounts, monthly over the subsequent 4 years. The stock purchase agreement contains a repurchase option whereby unvested shares may be repurchased by the Company, at the Company’s option, within 90 days after employee termination.
Vested shares (in Shares)									1,190,875
Unvested shares (in Shares)									433,045
Agreement percentage									8.00%
Covered shares (in Shares)									11,010,002
Offering [Member]
Stockholders’ Equity (Details) [Line Items]
Placement agent fees and expenses									$ 1,082,577
Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Share price (in Dollars per share)				$ 3
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Additional shares issued (in Shares)					115,000	402,500			4,000,000
Gross proceeds					$ 230,000		$ 6,965,000		$ 8,000,000
Placement agent fees and expenses					$ 23,070	$ 109,769
Gross proceeds						$ 805,000
Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)				517,000
Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Additional shares issued (in Shares)							3,482,500
Share price (in Dollars per share)							$ 2
Lee McCarthy [Member]
Stockholders’ Equity (Details) [Line Items]
Vested shares (in Shares)									974,350
Unvested shares (in Shares)									649,570